CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 2,879	$ 1,096
Accounts receivable	5,572	6,213
Inventories	5,502	5,012
Deferred income taxes.	1,142	966
Other Current Assets	1,260	1,166
Total current assets	16,355	14,453
Other non-current assets	1,338	1,133
Property, plant and equipment, net	6,315	5,947
Identifiable intangible assets, net	7,745	10,316
Goodwill	18,856	18,293
Total assets	50,609	50,142
Current liabilities:
Short-term debt and current maturities of long term liabilities	3,006	4,280
Sales Reserves And Allowances	4,934	4,428
Accounts payable and accruals	3,376	3,572
Other current liabilities	1,572	1,396
Total current liabilities	12,888	13,676
Long-term liabilities:
Deferred income taxes	1,849	2,610
Other taxes and long term payables	1,293	1,277
Senior notes and loans	11,712	10,236
Total long term liabilities	14,854	14,123
Total liabilities	27,742	27,799
Teva shareholders' equity:
Ordinary shares	50	50
Additional paid-in capital	13,474	13,374
Retained earnings	12,346	11,284
Accumulated other comprehensive loss	(17)	(589)
Treasury shares	(3,085)	(1,924)
Stockholders' equity attributable to Teva shareholders	22,768	22,195
Non-controlling interests	99	148
Total equity	22,867	22,343
Total liabilities and equity	$ 50,609	$ 50,142